Financial Instruments and Financial Risk Management - Summary of Assets and Liabilities Measured at Fair Value and Present Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Short-term investments	$ 0	$ 99,971
Investments	218,977	17,937
Derivative financial instruments	472	8,010
Assets	3,675,916	3,826,514
Derivative financial instruments	23,206	21,118
Embedded derivatives	22,041	21,118
Embedded derivatives (non-current)	206,564	872,428
Liabilities	2,770,295	3,555,898
Recurring Basis
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Short-term investments	0	99,971
Investments	218,977	17,937
Derivative financial instruments	472	8,010
Assets	219,449	125,918
Derivative financial instruments	23,206	21,118
Liabilities	423,852	1,738,476
Recurring Basis | February 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives	0	90,682
Recurring Basis | April 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	10,295	492,801
Recurring Basis | November 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	195,104	288,945
Recurring Basis | Chalhoub
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	13,679	188,261
Recurring Basis | Alibaba and Richemont
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	71,919	498,058
Recurring Basis | Alanui
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	12,350	8,323
Recurring Basis | Palm Angels
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	97,299	150,288
Recurring Basis | Level 1
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Short-term investments	0	99,971
Investments	1,136	0
Derivative financial instruments	0	0
Assets	1,136	99,971
Derivative financial instruments	0	0
Liabilities	0	0
Recurring Basis | Level 1 | February 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives	0	0
Recurring Basis | Level 1 | April 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	0	0
Recurring Basis | Level 1 | November 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	0	0
Recurring Basis | Level 1 | Chalhoub
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	0	0
Recurring Basis | Level 1 | Alibaba and Richemont
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	0	0
Recurring Basis | Level 1 | Alanui
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	0	0
Recurring Basis | Level 1 | Palm Angels
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	0	0
Recurring Basis | Level 2
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Short-term investments	0	0
Investments	0	0
Derivative financial instruments	472	8,010
Assets	472	8,010
Derivative financial instruments	23,206	21,118
Liabilities	314,203	1,579,865
Recurring Basis | Level 2 | February 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives	0	90,682
Recurring Basis | Level 2 | April 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	10,295	492,801
Recurring Basis | Level 2 | November 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	195,104	288,945
Recurring Basis | Level 2 | Chalhoub
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	13,679	188,261
Recurring Basis | Level 2 | Alibaba and Richemont
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	71,919	498,058
Recurring Basis | Level 2 | Alanui
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	0	0
Recurring Basis | Level 2 | Palm Angels
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	0	0
Recurring Basis | Level 3
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Short-term investments	0	0
Investments	217,841	17,937
Derivative financial instruments	0	0
Assets	217,841	17,937
Derivative financial instruments	0	0
Liabilities	109,649	158,611
Recurring Basis | Level 3 | February 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives	0	0
Recurring Basis | Level 3 | April 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	0	0
Recurring Basis | Level 3 | November 2020 Notes
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Embedded derivatives (non-current)	0	0
Recurring Basis | Level 3 | Chalhoub
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	0	0
Recurring Basis | Level 3 | Alibaba and Richemont
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	0	0
Recurring Basis | Level 3 | Alanui
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (current)	12,350	8,323
Recurring Basis | Level 3 | Palm Angels
Disclosure of Fair Value Measurement of Assets and Liabilities [Line Items]
Put and call option liability (non-current)	$ 97,299	$ 150,288